STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION [Abstract]
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION
NOTE L—STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

In March 2011, Capitol's articles of incorporation were amended to increase its number of authorized shares from 70 million to 1.52 billion, of which 1.5 billion shares are classified as common stock and 20 million are classified as preferred stock.  Such amendment was approved at a special meeting of holders of the Corporation's common stock.  At that special meeting, a future reverse stock split at a later date was authorized, subject to the discretion of Capitol's board of directors as to the provisions of such reverse stock split, if any.

On June 30, 2010, Capitol issued an aggregate 95,000 shares of its Series A Noncumulative Perpetual Preferred Stock.  Of that aggregate issuance, 44,020 shares were issued to a consolidated subsidiary of Capitol and, accordingly, have been eliminated in consolidation.  The remaining 50,980 shares were issued to a bank-development company which is an unconsolidated affiliate of Capitol.  The liquidation preference of the shares issued is $100 per share, with an aggregate issuance of $9.5 million of which $4.4 million has been eliminated upon consolidation.  The Series A Preferred Stock is nonvoting and callable at Capitol's option after 36 months from date of issuance at $100 per share plus any accrued dividends.  Dividends on such shares are payable only when and if declared by Capitol's board of directors based on an annual rate of 6%.

In April 2010, Capitol completed an offering of 2.5 million shares of previously-unissued common stock and warrants for the purchase of 1.25 million additional shares of common stock, resulting in net proceeds approximating $6.8 million with a corresponding increase to Capitol's stockholders' equity.  The warrants have an exercise price of $3.50 per warrant and expire in 2013.

Warrants for the purchase of 75,719 shares of Capitol's common stock, which were issued in 2009, were outstanding at December 31, 2011 and expired May 31, 2012.

Shares of restricted common stock of the Corporation have been granted to certain officers.  Compensation expense related to such restricted stock approximated $50,000 in 2012, $323,000 in 2011 and $655,000 in 2010.  There were no tax benefits associated with such compensation expense in 2012, 2011 and 2010.  Future compensation expense related to unvested restricted common stock grants as of December 31, 2012 approximates $14,000 (based on grants through December 31, 2012), to be recorded ratably over a period of approximately 2.9 years, based on the weighted-average remaining vesting period at that date.

Activity in unvested restricted common stock is summarized as follows:

	2012		2011		2010
	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value	Restricted Shares	Weighted- Average Grant Date Fair Value

Unvested at January 1	20,822	$17.21	310,216	$5.58	144,943	$22.14
Granted	--	--	--	--	224,720	1.38
Vested	(6,822)	17.95	(240,794)	3.58	(28,372)	31.25
Forfeited	(6,000)	33.16	(48,600)	10.52	(31,075)	29.00

Unvested at December 31	8,000	$4.61	20,822	$17.21	310,216	$5.58

Stock options have been granted to certain officers and directors which provide for the purchase of shares of the Corporation's common stock.  Stock options are granted at an exercise price equal to the fair value of common stock on the grant date.  All such stock options expire at varying periods up to seven years after the grant date.  Stock option activity is summarized as follows:

	Number Outstanding	Exercise Price Range			Weighted Average Exercise Price

Outstanding at January 1, 2010	2,504,483	$2.01	to	$46.20	$24.61
Granted in 2010	206,656	1.78	to	1.96	1.95
Exercised in 2010	(10,000)	2.01	to	2.01	2.01
Cancelled or expired in 2010	(955,537)	2.01	to	46.20	25.57
Outstanding at December 31, 2010	1,745,602	1.78	to	46.20	21.53

Granted in 2011	755,000	0.06	to	0.09	0.06
Cancelled or expired in 2011	(337,168)	1.78	to	37.48	24.32
Outstanding at December 31, 2011	2,163,434	0.06	to	46.20	13.61

Exercised in 2012	(250,000)	0.06	to	0.06	0.06
Cancelled or expired in 2012	(846,148)	0.06	to	46.20	28.22
Outstanding at December 31, 2012	1,067,286	$0.06	to	$46.20	$5.20

There was no aggregate intrinsic value of exercised stock options as of December 31, 2012, 2011 and 2010.

Stock options with an aggregate fair value of $33,000 and $255,000 were granted in 2011 and 2010, respectively (none in 2012).  Fair value was computed using a Black-Scholes valuation model.

Fair value assumptions included the following:

	2011	2010

Risk-free interest rate	0.85% and 0.88%	2.01% and 2.62%
Stock price volatility	0.99 and 1.23	0.85 and 0.76
Dividend yield	--	--
Expected option life	5 years and 3.37 years	4.5 years and 5 years

Compensation expense related to stock options approximated $24,000 in 2012, $16,000 in 2011 and $301,000 in 2010, and associated tax benefits approximated $8,000 in 2012, $6,000 in 2011 and $106,000 in 2010 (before valuation allowance, see Note O).  Future compensation expense relating to stock options outstanding as of December 31, 2011 is insignificant.

As of December 31, 2012, substantially all outstanding stock options were vested, currently exercisable and had a weighted average remaining contractual life of 2.47 years.  The following table summarizes stock options outstanding and segregated by exercise price range as of December 31, 2012:

		Weighted Average
Exercise Price Range	Number Outstanding	Exercise Price	Remaining Contractual Life

$ 0.00 to 5.99	821,894	$0.91	2.62 years
$ 6.00 to 9.99	52,140	6.04	3.10 years
$20.00 to 24.99	183,887	22.03	1.66 years
$35.00 or more	9,365	46.20	1.00 years

	1,067,286	$5.20

Cash received from optionees upon exercise of stock options approximated $4,000 in 2012 and $20,000 in 2010 (none in 2011) and there were no tax benefits realized in 2012, 2011 and 2010.